Fair Value of Financial Instruments and Investments - Warrant Liabilities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Class of Warrant or Right [Line Items]
Warrant issued to purchase convertible preferred stock	1,900	1,623
Series A-1 convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Warrant issued to purchase convertible preferred stock	384	384
Convertible Preferred Stock exercise price	0.9658	0.9658
Series A-1A convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Warrant issued to purchase convertible preferred stock	94	94
Convertible Preferred Stock exercise price	0.9658	0.9658
Series B-1 convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Warrant issued to purchase convertible preferred stock	1,422	1,145
Convertible Preferred Stock exercise price	0.1297	0.1297
Minimum [Member] | Series A-1 convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Expiration date	Oct. 03, 2013	Oct. 03, 2013
Minimum [Member] | Series A-1A convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Expiration date	Oct. 03, 2013	Oct. 03, 2013
Minimum [Member] | Series B-1 convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Expiration date	May 02, 2017	May 02, 2017
Maximum [Member] | Series A-1 convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Expiration date	Jul. 05, 2017	Jul. 05, 2017
Maximum [Member] | Series A-1A convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Expiration date	Jul. 05, 2017	Jul. 05, 2017
Maximum [Member] | Series B-1 convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Expiration date	Aug. 31, 2019